Portfolio of Investments
Columbia Global Opportunities Fund, October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 64.9%
Issuer	Shares	Value ($)
Argentina 0.4%
Globant SA(a)	3,052	575,852
MercadoLibre, Inc.(a)	876	789,819
Total		1,365,671
Australia 0.7%
Ansell Ltd.	28,408	512,853
Northern Star Resources Ltd.	147,926	825,589
Paladin Energy Ltd.(a)	491,171	265,916
Santos Ltd.	199,616	974,457
Total		2,578,815
Austria 0.1%
Kontron AG	19,185	277,674
Brazil 1.2%
Afya Ltd., Class A(a)	15,238	224,608
B3 SA - Brasil Bolsa Balcao	191,229	555,306
Banco BTG Pactual SA	53,160	297,935
Banco do Brasil SA	15,680	112,527
Itaú Unibanco Holding SA, ADR	108,376	630,748
JBS SA	67,238	325,028
Localiza Rent a Car SA	56,909	776,047
Localiza Rent a Car SA(a)	174	2,373
NU Holdings Ltd., Class A(a)	45,054	225,270
Pagseguro Digital Ltd., Class A(a)	26,562	363,368
Petro Rio SA(a)	89,421	613,682
Sendas Distribuidora SA	36,631	140,411
WEG SA	15,325	119,592
XP, Inc., Class A(a)	7,411	135,844
Total		4,522,739
Canada 1.2%
Alimentation Couche-Tard, Inc.	28,845	1,291,551
Cameco Corp.	30,674	727,587
Gildan Activewear, Inc.	8,959	282,657
Pan American Silver Corp.	10,712	171,178
Parex Resources, Inc.	20,935	319,323
Ritchie Bros. Auctioneers, Inc.	3,365	219,835
Vermilion Energy, Inc.(b)	6,362	148,298
Common Stocks (continued)
Issuer	Shares	Value ($)
West Fraser Timber Co., Ltd.	3,788	284,416
Whitecap Resources, Inc.	100,280	777,302
Total		4,222,147
China 2.2%
Bafang Electric Suzhou Co., Ltd., Class A	10,275	164,118
Beijing Kingsoft Office Software, Inc., Class A	4,022	160,659
China Tourism Group Duty Free Corp., Ltd., Class A	10,200	224,128
Contemporary Amperex Technology Co., Ltd., Class A	3,600	184,751
Full Truck Alliance Co., Ltd., ADR(a)	23,276	110,794
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	81,500	282,396
JD.com, Inc., ADR	18,320	683,153
JD.com, Inc., Class A	12,373	225,319
KE Holdings, Inc., ADR(a)	13,975	142,265
Kingdee International Software Group Co., Ltd.(a)	93,885	153,841
Kuaishou Technology(a)	34,200	141,241
Li Ning Co., Ltd.	104,000	537,984
Meituan, Class B(a)	73,500	1,176,775
Midea Group Co., Ltd., Class A	55,600	306,293
NetEase, Inc.	47,305	524,861
Pinduoduo, Inc., ADR(a)	7,233	396,585
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	11,900	531,960
Shenzhou International Group Holdings Ltd.	33,300	231,202
Silergy Corp.	8,000	92,254
Tencent Holdings Ltd.	44,700	1,174,573
WuXi AppTec Co., Ltd., Class H	31,100	249,616
WuXi Biologics Cayman, Inc.(a)	41,000	184,485
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	38,100	110,990
Total		7,990,243
Denmark 0.3%
Novo Nordisk A/S, Class B	9,828	1,068,611
Finland 0.3%
UPM-Kymmene OYJ	30,144	1,013,365
France 0.7%
DBV Technologies SA, ADR(a)	10,825	16,454
Eiffage SA	11,788	1,065,892
Sanofi	6,169	530,891
Columbia Global Opportunities Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
TotalEnergies SE	12,524	683,226
Worldline SA(a)	6,739	294,134
Total		2,590,597
Germany 0.5%
Aroundtown SA	89,053	176,525
Covestro AG	7,577	257,209
Duerr AG	12,178	321,898
E.ON SE	79,528	665,967
KION Group AG	9,313	206,472
TeamViewer AG(a)	32,088	308,141
Total		1,936,212
Hong Kong 0.3%
AIA Group Ltd.	39,400	298,447
Hong Kong Exchanges and Clearing Ltd.	5,500	145,990
Techtronic Industries Co., Ltd.	24,000	227,251
WH Group Ltd.	495,546	250,256
Total		921,944
India 1.3%
Apollo Hospitals Enterprise Ltd.	10,093	551,117
Bajaj Finance Ltd.	2,545	219,990
Balkrishna Industries Ltd.	13,697	325,151
Cholamandalam Investment and Finance Co., Ltd.	51,330	440,286
Eicher Motors Ltd.	8,238	383,837
HDFC Bank Ltd., ADR	10,795	672,637
HDFC Life Insurance Co., Ltd.	15,046	98,328
ICICI Bank Ltd., ADR	45,829	1,010,071
Infosys Ltd., ADR	16,511	309,251
Reliance Industries Ltd.	19,563	603,651
Total		4,614,319
Indonesia 0.8%
PT Astra International Tbk	915,000	391,007
PT Bank BTPN Syariah Tbk	1,433,200	271,179
PT Bank Central Asia Tbk	1,997,300	1,129,029
PT Bank Rakyat Indonesia Persero Tbk	4,207,042	1,255,100
Total		3,046,315
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 0.3%
Amarin Corp. PLC, ADR(a)	7,847	9,652
Flutter Entertainment PLC(a)	8,033	1,060,913
Total		1,070,565
Israel 0.5%
Bank Hapoalim BM	71,938	693,429
Check Point Software Technologies Ltd.(a)	8,835	1,141,747
Total		1,835,176
Japan 2.9%
Amano Corp.	22,400	383,318
BayCurrent Consulting, Inc.	34,000	953,945
COMSYS Holdings Corp.	28,500	466,912
Denso Corp.	9,200	456,466
Invincible Investment Corp.	1,366	428,806
ITOCHU Corp.	39,100	1,010,522
JustSystems Corp.	7,200	151,435
Kinden Corp.	22,700	230,981
Koito Manufacturing Co., Ltd.	10,200	144,808
MatsukiyoCocokara & Co.	23,500	855,603
Meitec Corp.	16,700	281,291
Mitsubishi UFJ Financial Group, Inc.	79,800	376,963
Nihon M&A Center Holdings, Inc.	43,600	491,974
Nippon Telegraph & Telephone Corp.	9,400	259,259
ORIX Corp.	47,900	703,541
Round One Corp.	157,200	668,872
Ship Healthcare Holdings, Inc.	36,400	698,111
Takeda Pharmaceutical Co., Ltd.	46,851	1,237,288
Takuma Co., Ltd.	24,300	201,745
Uchida Yoko Co., Ltd.	7,200	219,655
USS Co., Ltd.	14,700	221,804
ValueCommerce Co., Ltd.	9,800	142,961
Total		10,586,260
Kazakhstan 0.0%
Kaspi.KZ JSC, GDR(c),(d),(e)	2,558	167,409
Malaysia 0.0%
Public Bank Bhd	128,700	121,712
Malta 0.0%
BGP Holdings PLC(a),(d),(e)	581,000	1,780

2	Columbia Global Opportunities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mexico 0.3%
Grupo Aeroportuario del Pacifico SAB de CV	7,848	121,727
Grupo Financiero Banorte SAB de CV, Class O	60,800	494,949
Wal-Mart de Mexico SAB de CV, Class V	112,527	434,705
Total		1,051,381
Netherlands 1.4%
ABN AMRO Bank NV	45,273	445,062
Adyen NV(a)	226	322,638
ASR Nederland NV	14,692	646,931
ING Groep NV	65,068	640,243
Koninklijke Ahold Delhaize NV	32,990	920,035
Prosus NV(a)	11,889	514,101
Shell PLC	55,302	1,531,954
Signify NV	7,924	219,536
Total		5,240,500
Norway 0.2%
SalMar ASA	10,406	352,781
Yara International ASA	10,111	451,268
Total		804,049
Philippines 0.1%
Ayala Land, Inc.	704,100	312,472
Poland 0.1%
Dino Polska SA(a)	3,322	216,835
Puerto Rico 0.2%
Popular, Inc.	11,145	788,174
Russian Federation —%
Detsky Mir PJSC(d),(e),(f)	290,936	—
Fix Price Group Ltd., GDR(a),(c),(d),(e),(f)	95,918	0
Lukoil PJSC(d),(e),(f)	2,750	—
Ozon Holdings PLC, ADR(a),(d),(e),(f)	12,674	0
TCS Group Holding PLC, GDR(a),(d),(e),(f)	4,834	—
Yandex NV, Class A(a),(d),(e),(f)	12,272	0
Total		0
Common Stocks (continued)
Issuer	Shares	Value ($)
Singapore 0.4%
BW LPG Ltd.	25,040	202,592
DBS Group Holdings Ltd.	19,600	473,856
Venture Corp., Ltd.	72,300	813,617
Total		1,490,065
South Africa 0.2%
Capitec Bank Holdings Ltd.	2,924	302,771
Impala Platinum Holdings Ltd.	26,182	268,069
Shoprite Holdings Ltd.	19,651	250,129
Total		820,969
South Korea 1.4%
Coupang, Inc.(a)	17,030	294,108
Hana Financial Group, Inc.	8,748	252,917
Hyundai Home Shopping Network Corp.	5,002	157,142
Samsung Biologics Co., Ltd.(a)	310	190,507
Samsung Electro-Mechanics Co., Ltd.	2,836	240,185
Samsung Electronics Co., Ltd.	58,730	2,444,334
Samsung SDI Co., Ltd.	913	471,031
SK Hynix, Inc.	9,591	555,238
Youngone Corp.	17,596	583,227
Total		5,188,689
Spain 0.2%
ACS Actividades de Construccion y Servicios SA	18,892	484,793
Tecnicas Reunidas SA(a)	9,131	65,172
Total		549,965
Sweden 0.1%
Samhallsbyggnadsbolaget i Norden AB	273,791	376,158
Stillfront Group AB(a)	88,869	172,970
Total		549,128
Switzerland 0.9%
Landis+Gyr Group AG(a)	8,080	465,626
Nestlé SA, Registered Shares	5,241	570,529
Novartis AG, Registered Shares	4,882	394,909
Roche Holding AG, Genusschein Shares	2,390	792,997
UBS AG	67,403	1,068,618
Total		3,292,679

Columbia Global Opportunities Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 1.1%
Fubon Financial Holding Co., Ltd.	501,840	792,673
MediaTek, Inc.	12,000	218,739
Parade Technologies Ltd.	19,000	357,808
Sea Ltd. ADR(a)	2,319	115,208
Taiwan Semiconductor Manufacturing Co., Ltd.	180,530	2,170,370
Tripod Technology Corp.	66,000	182,363
Unimicron Technology Corp.	57,684	221,643
Total		4,058,804
Thailand 0.2%
Kasikornbank PCL, Foreign Registered Shares	82,500	317,437
Muangthai Capital PCL, Foreign Registered Shares	346,500	330,635
Total		648,072
United Kingdom 2.1%
AstraZeneca PLC, ADR	29,940	1,760,771
British American Tobacco PLC	31,873	1,258,776
Crest Nicholson Holdings PLC	59,825	138,673
DCC PLC	12,771	708,802
Intermediate Capital Group PLC	17,894	217,891
JD Sports Fashion PLC	466,639	521,437
John Wood Group PLC(a)	68,189	109,639
Just Group PLC	236,417	157,036
Liberty Global PLC, Class C(a)	47,804	844,219
TP Icap Group PLC	405,888	856,469
Vodafone Group PLC	950,329	1,109,416
Total		7,683,129
United States 42.2%
AbbVie, Inc.	16,805	2,460,252
ACADIA Pharmaceuticals, Inc.(a)	10,214	163,730
Acushnet Holdings Corp.	3,704	172,495
Adobe, Inc.(a)	5,792	1,844,752
Allogene Therapeutics, Inc.(a)	14,410	148,423
Alphabet, Inc., Class C(a)	58,095	5,499,273
Amazon.com, Inc.(a)	44,642	4,573,127
Ameren Corp.	24,049	1,960,475
American Electric Power Co., Inc.	23,192	2,039,041
Apple, Inc.	45,264	6,940,782
Applied Industrial Technologies, Inc.	2,609	324,507
Common Stocks (continued)
Issuer	Shares	Value ($)
Applied Materials, Inc.	17,210	1,519,471
Aris Water Solution, Inc.	9,225	157,102
Ascent Resources, Class B(a),(d),(e),(f)	195,286	43,744
AT&T, Inc.	102,797	1,873,989
Avista Corp.	25,097	1,029,730
Axalta Coating Systems Ltd.(a)	9,517	221,936
Bank of America Corp.	72,459	2,611,422
Beacon Roofing Supply, Inc.(a)	3,737	210,580
BioMarin Pharmaceutical, Inc.(a)	9,623	833,641
Boston Scientific Corp.(a)	39,694	1,711,208
Bright Horizons Family Solutions, Inc.(a)	3,302	215,687
Brixmor Property Group, Inc.	26,876	572,728
Broadcom, Inc.	5,326	2,503,859
Burford Capital Ltd.	56,738	459,010
Cable One, Inc.	246	211,420
Carriage Services, Inc.	28,192	688,167
Casella Waste Systems, Inc., Class A(a)	1,888	154,457
Cintas Corp.	3,468	1,482,743
Cirrus Logic, Inc.(a)	3,920	263,110
Cisco Systems, Inc.	45,492	2,066,702
Comcast Corp., Class A	58,773	1,865,455
CONMED Corp.	12,516	997,901
ConocoPhillips Co.	20,194	2,546,261
Constellation Brands, Inc., Class A	8,992	2,221,743
Coupa Software, Inc.(a)	3,859	205,415
Darling Ingredients, Inc.(a)	6,136	481,553
Discover Financial Services	16,548	1,728,604
Diversified Energy Co. PLC	787,809	1,136,552
Domo, Inc., Class B(a)	10,829	191,348
Electronic Arts, Inc.	14,273	1,797,827
Elevance Health, Inc.	3,689	2,017,035
Eli Lilly & Co.	6,536	2,366,620
Empire State Realty Trust, Inc., Class A	53,374	393,366
Envestnet, Inc.(a)	4,946	243,887
Essent Group Ltd.	12,236	484,301
Exact Sciences Corp.(a)	6,089	211,775
Extra Space Storage, Inc.	8,057	1,429,634
Exxon Mobil Corp.	31,255	3,463,367
FTI Consulting, Inc.(a)	4,035	627,967

4	Columbia Global Opportunities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hanover Insurance Group, Inc. (The)	3,417	500,556
Herc Holdings Inc	1,459	171,593
Hershey Co. (The)	8,574	2,047,214
Hilton Worldwide Holdings, Inc.	11,896	1,609,053
Home Depot, Inc. (The)	8,568	2,537,242
Hostess Brands, Inc.(a)	10,929	289,400
Houlihan Lokey, Inc., Class A	8,923	797,002
ICF International, Inc.	3,856	461,293
Insmed, Inc.(a)	13,343	231,101
Installed Building Products, Inc.	2,511	215,946
Intuit, Inc.	4,055	1,733,513
Invitation Homes, Inc.	43,465	1,377,406
IQVIA Holdings, Inc.(a)	7,298	1,530,172
Jazz Pharmaceuticals PLC(a)	5,299	761,943
Johnson & Johnson	18,778	3,266,809
Kontoor Brands, Inc.	17,732	633,032
Lamb Weston Holdings, Inc.	7,645	659,152
Livent Corp.(a),(b)	32,453	1,024,541
Lyft, Inc., Class A(a)	9,620	140,837
Madison Square Garden Entertainment Corp.(a)	8,697	426,414
MasTec, Inc.(a)	16,849	1,298,721
MasterCard, Inc., Class A	7,520	2,467,914
Matthews International Corp., Class A	25,910	696,461
MetLife, Inc.	29,527	2,161,672
Microsoft Corp.	34,317	7,966,005
Mirati Therapeutics, Inc.(a)	4,402	296,343
Moelis & Co., ADR, Class A	16,988	721,310
Morgan Stanley	24,789	2,036,912
nCino, Inc.(a)	14,848	467,415
Newpark Resources, Inc.(a)	286,292	1,047,829
Nkarta, Inc.(a)	14,078	177,524
Nordic American Tankers Ltd.	120,529	372,435
NOV, Inc.	28,898	647,315
NVIDIA Corp.	13,050	1,761,359
Palo Alto Networks, Inc.(a)	8,040	1,379,584
Parker-Hannifin Corp.	5,421	1,575,451
Patterson Companies, Inc.	24,068	625,046
Primo Water Corp.	60,809	887,203
Procter & Gamble Co. (The)	22,381	3,014,049
Common Stocks (continued)
Issuer	Shares	Value ($)
Qualys, Inc.(a)	2,382	339,578
Quanex Building Products Corp.	31,663	701,652
Quanterix Corp.(a)	22,293	246,784
Quotient Ltd.(a)	32,404	2,612
Ranpak Holdings Corp.(a)	47,126	179,079
Raytheon Technologies Corp.	19,964	1,892,986
Regis Corp.(a)	101,955	119,287
Republic Services, Inc.	11,579	1,535,607
Revolution Medicines, Inc.(a)	10,717	217,126
S&P Global, Inc.	5,599	1,798,679
Sage Therapeutics, Inc.(a)	8,251	310,733
Sandy Spring Bancorp, Inc.	16,147	572,250
Schnitzer Steel Industries, Inc., Class A	18,809	507,655
ServiceNow, Inc.(a)	4,235	1,781,834
Sharecare, Inc.(a)	169,987	326,375
Shift4 Payments, Inc., Class A(a)	4,496	206,681
State Street Corp.	23,819	1,762,606
Stryker Corp.	7,810	1,790,364
Target Corp.	10,057	1,651,862
TE Connectivity Ltd.	13,144	1,606,591
Teradata Corp.(a)	14,294	451,547
Tesla, Inc.(a)	5,761	1,310,858
Toast, Inc., Class A(a)	3,971	87,719
Trane Technologies PLC	9,687	1,546,336
Union Pacific Corp.	8,984	1,771,106
United Parcel Service, Inc., Class B	9,908	1,662,265
UnitedHealth Group, Inc.	6,123	3,399,183
Utz Brands, Inc.	19,680	319,013
Vertex Pharmaceuticals, Inc.(a)	3,808	1,188,096
Virtu Financial, Inc. Class A	29,446	659,001
Voya Financial, Inc.	8,966	612,916
WillScot Mobile Mini Holdings Corp.(a)	36,379	1,547,199
Wingstop, Inc.	2,962	469,151
Xponential Fitness, Inc., Class A(a)	35,834	693,388
Zoetis, Inc.	10,344	1,559,668
Total		154,210,728

Columbia Global Opportunities Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Uruguay 0.1%
Dlocal Ltd.(a)	9,281	206,966
Total Common Stocks (Cost $239,919,823)		237,044,159

Exchange-Traded Equity Funds 1.9%
	Shares	Value ($)
United States 1.9%
iShares MSCI Canada ETF	156,328	5,163,514
Xtrackers Harvest CSI 300 China A-Shares ETF	69,345	1,679,536
Total		6,843,050
Total Exchange-Traded Equity Funds (Cost $6,034,161)		6,843,050

Foreign Government Obligations(g),(h) 7.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.8%
Republic of Austria Government Bond(c)
10/20/2026	0.750%	EUR	1,787,000	1,662,159
05/23/2034	2.400%	EUR	400,000	375,993
Republic of Austria Government Bond(c),(i)
02/20/2030	0.000%	EUR	1,193,000	973,301
Total				3,011,453
Belgium 0.6%
Kingdom of Belgium Government Bond(c)
06/22/2031	1.000%	EUR	550,000	479,083
03/28/2035	5.000%	EUR	1,355,000	1,615,748
Total				2,094,831
China 2.1%
China Development Bank
06/18/2030	3.090%	CNY	17,000,000	2,365,621
07/18/2032	2.960%	CNY	2,300,000	318,203
China Government Bond
11/21/2029	3.130%	CNY	30,220,000	4,274,500
05/21/2030	2.680%	CNY	5,000,000	684,811
Total				7,643,135
France 0.2%
French Republic Government Bond OAT(c)
05/25/2045	3.250%	EUR	644,000	653,734
Indonesia 0.2%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	12,104,000,000	754,044
Foreign Government Obligations(g),(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan 1.1%
Japan Government 20-Year Bond
09/20/2041	0.500%	JPY	64,000,000	391,890
Japan Government 30-Year Bond
03/20/2047	0.800%	JPY	363,100,000	2,215,251
06/20/2048	0.700%	JPY	161,650,000	946,000
09/20/2048	0.900%	JPY	78,600,000	481,790
Total				4,034,931
Mexico 0.1%
Mexico Government International Bond
05/29/2031	7.750%	MXN	12,500,000	554,971
Netherlands 0.9%
Netherlands Government Bond(c)
07/15/2026	0.500%	EUR	2,540,000	2,372,665
Netherlands Government Bond(c),(i)
07/15/2031	0.000%	EUR	1,035,000	839,926
Total				3,212,591
South Korea 0.3%
Korea Treasury Bond
06/10/2029	1.875%	KRW	1,709,000,000	1,044,969
Spain 0.6%
Spain Government Bond(c)
04/30/2030	0.500%	EUR	1,517,000	1,261,056
07/30/2035	1.850%	EUR	606,000	506,005
07/30/2041	4.700%	EUR	472,000	541,967
Total				2,309,028
United Kingdom 0.2%
United Kingdom Gilt(c)
01/22/2044	3.250%	GBP	612,297	644,956
Total Foreign Government Obligations (Cost $33,076,889)				25,958,643

Inflation-Indexed Bonds(g) 1.2%

Italy 0.1%
Italy Buoni Poliennali Del Tesoro(c)
09/15/2035	2.350%	EUR	245,443	250,231
United Kingdom 0.1%
United Kingdom Gilt Inflation-Linked Bond(c)
03/22/2052	0.250%	GBP	235,315	272,165

6	Columbia Global Opportunities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2022 (Unaudited)
Inflation-Indexed Bonds(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 1.0%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%	2,095,808	1,979,894
01/15/2028	0.500%	1,984,757	1,868,987
Total			3,848,881
Total Inflation-Indexed Bonds (Cost $4,752,387)			4,371,277

Preferred Stocks 0.1%
Issuer	Shares	Value ($)
Brazil 0.1%
Azul SA(a)	87,306	272,118
Total Preferred Stocks (Cost $508,206)		272,118

Residential Mortgage-Backed Securities - Agency 4.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 4.6%
Government National Mortgage Association TBA(j)
11/21/2052	3.500%	3,700,000	3,311,173
11/21/2052	4.000%	2,280,000	2,100,771
Uniform Mortgage-Backed Security TBA(j)
11/16/2037	2.500%	1,000,000	900,877
11/16/2037 - 11/14/2052	3.000%	2,725,000	2,385,386
11/14/2052	3.500%	1,350,000	1,186,404
11/14/2052	4.000%	1,175,000	1,067,946
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/14/2052	4.500%	1,500,000	1,406,953
11/14/2052	5.000%	4,800,000	4,628,437
Total			16,987,947
Total Residential Mortgage-Backed Securities - Agency (Cost $17,220,706)			16,987,947

Options Purchased Calls 0.0%
Value ($)
(Cost $19,258)	17,424

Money Market Funds 20.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.246%(k),(l)	76,571,591	76,540,963
Total Money Market Funds (Cost $76,549,993)		76,540,963
Total Investments in Securities (Cost $378,081,423)		368,035,581
Other Assets & Liabilities, Net		(2,537,630)
Net Assets		$365,497,951

At October 31, 2022, securities and/or cash totaling $7,651,026 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
9,317,000 CHF	9,310,669 USD	Citi	11/22/2022	—	(13,906)
288,000 EUR	282,124 USD	Citi	11/22/2022	—	(2,896)
6,395,956,000 IDR	414,649 USD	Citi	11/22/2022	5,256	—
213,626,000 KRW	149,118 USD	Citi	11/22/2022	—	(665)
30,622,000 SEK	2,791,026 USD	Citi	11/22/2022	14,002	—
531,638 USD	532,000 CHF	Citi	11/22/2022	794	—
118,540 USD	3,000,000 CZK	Citi	11/22/2022	2,385	—
21,096,846 USD	21,635,572 EUR	Citi	11/22/2022	314,798	—
156,322 USD	555,000 ILS	Citi	11/22/2022	940	—
159,515 USD	790,000 PLN	Citi	11/22/2022	5,549	—
4,030,161 USD	45,400,000 SEK	Citi	11/22/2022	87,040	—
5,318,000 NOK	498,687 USD	Goldman Sachs International	11/22/2022	—	(13,173)
304,509 USD	1,435,000 MYR	Goldman Sachs International	11/22/2022	—	(913)
92,817 USD	989,803 NOK	Goldman Sachs International	11/22/2022	2,452	—
Columbia Global Opportunities Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2022 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
541,000 EUR	528,048 USD	HSBC	11/22/2022	—	(7,352)
6,997,000 MXN	346,846 USD	HSBC	11/22/2022	—	(4,950)
17,714,901 USD	2,620,875,365 JPY	HSBC	11/22/2022	—	(49,758)
998,379 USD	1,787,000 NZD	HSBC	11/22/2022	40,928	—
218,732 USD	312,000 SGD	HSBC	11/22/2022	1,696	—
281,085 USD	10,747,000 THB	HSBC	11/22/2022	1,725	—
3,818,000 CAD	2,734,706 USD	Morgan Stanley	12/07/2022	—	(68,573)
852,000 GBP	956,559 USD	Morgan Stanley	12/07/2022	—	(21,560)
146,200,000 JPY	996,002 USD	Morgan Stanley	12/07/2022	8,666	—
1,851,153,000 KRW	1,285,037 USD	Morgan Stanley	12/07/2022	—	(12,363)
35,573,000 TWD	1,115,029 USD	Morgan Stanley	12/07/2022	12,201	—
756,421 USD	1,221,000 AUD	Morgan Stanley	12/07/2022	25,424	—
758,156 USD	759,000 CHF	Morgan Stanley	12/07/2022	2,869	—
293,076 USD	2,251,000 DKK	Morgan Stanley	12/07/2022	6,550	—
3,170,335 USD	3,268,000 EUR	Morgan Stanley	12/07/2022	67,909	—
358,213 USD	3,801,000 NOK	Morgan Stanley	12/07/2022	7,829	—
931,751 USD	1,683,000 NZD	Morgan Stanley	12/07/2022	47,306	—
473,324 USD	5,331,000 SEK	Morgan Stanley	12/07/2022	10,743	—
3,938,000 CNY	552,857 USD	Standard Chartered	11/22/2022	11,439	—
18,405,000 TWD	577,357 USD	Standard Chartered	11/22/2022	6,663	—
7,466,517 USD	53,184,000 CNY	Standard Chartered	11/22/2022	—	(154,484)
2,067,000 AUD	1,289,798 USD	UBS	11/22/2022	—	(33,117)
1,965,000 GBP	2,275,492 USD	UBS	11/22/2022	20,798	—
1,179,975 USD	1,891,000 AUD	UBS	11/22/2022	30,297	—
2,094,236 USD	3,268,000 AUD	UBS	11/22/2022	—	(2,661)
3,108,947 USD	4,312,000 CAD	UBS	11/22/2022	56,513	—
2,972,283 USD	4,048,000 CAD	UBS	11/22/2022	—	(627)
189,356 USD	1,441,000 DKK	UBS	11/22/2022	2,196	—
4,672,297 USD	4,165,000 GBP	UBS	11/22/2022	106,735	—
Total				901,703	(386,998)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	5	12/2022	JPY	74,315,000	—	(448)
Australian 10-Year Bond	183	12/2022	AUD	21,682,138	—	(99,841)
Canadian Government 10-Year Bond	46	12/2022	CAD	5,659,380	—	(56,431)
Euro-Bobl	16	12/2022	EUR	1,914,720	—	(49,817)
Euro-BTP	27	12/2022	EUR	3,095,550	—	(85,462)
Euro-Bund	5	12/2022	EUR	692,200	—	(34,687)
Euro-Buxl 30-Year	2	12/2022	EUR	288,440	—	(36,910)
Euro-OAT	83	12/2022	EUR	11,029,040	—	(476,122)
Japanese 10-Year Government Bond	15	12/2022	JPY	2,231,550,000	37,243	—
Long Gilt	57	12/2022	GBP	5,821,410	—	(473,573)
U.S. Long Bond	38	12/2022	USD	4,579,000	—	(625,005)
U.S. Treasury 10-Year Note	244	12/2022	USD	26,984,875	—	(1,643,375)
U.S. Treasury 5-Year Note	170	12/2022	USD	18,120,938	—	(803,822)
U.S. Treasury Ultra 10-Year Note	13	12/2022	USD	1,507,797	—	(130,534)
U.S. Ultra Treasury Bond	50	12/2022	USD	6,382,813	—	(1,098,537)
Total					37,243	(5,614,564)

8	Columbia Global Opportunities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2022 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(20)	12/2022	EUR	(2,768,800)	137,011	—
MSCI EAFE Index	(67)	12/2022	USD	(5,882,265)	437,338	—
MSCI Emerging Markets Index	(204)	12/2022	USD	(8,706,720)	1,393,818	—
Russell 2000 Index E-mini	(89)	12/2022	USD	(8,245,850)	165,304	—
S&P 500 Index E-mini	(131)	12/2022	USD	(25,433,650)	1,003,392	—
Total					3,136,863	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
CBOE Volatility Index	Morgan Stanley	USD	256,212	99	30.00	12/21/2022	19,258	17,424

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Livent Corp.	Morgan Stanley	USD	(328,328)	(104)	40.00	11/18/2022	(3,179)	(2,600)
Vermilion Energy, Inc.	Morgan Stanley	USD	(146,853)	(63)	30.00	11/18/2022	(536)	(472)
Total							(3,715)	(3,072)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 38	Morgan Stanley	12/20/2027	1.000	Quarterly	2.973	USD	4,000,000	(1,794)	—	—	—	(1,794)
Markit CDX North America High Yield Index, Series 39	Morgan Stanley	12/20/2027	5.000	Quarterly	5.201	USD	6,148,000	262,693	—	—	262,693	—
Markit CDX North America Investment Grade Index, Series 39	Morgan Stanley	12/20/2027	1.000	Quarterly	0.902	USD	13,275,000	55,461	—	—	55,461	—
Markit iTraxx Europe Crossover Index, Series 38	Morgan Stanley	12/20/2027	5.000	Quarterly	5.547	EUR	4,400,000	101,151	—	—	101,151	—
Markit iTraxx Europe Main Index, Series 38	Morgan Stanley	12/20/2027	1.000	Quarterly	1.138	EUR	9,550,000	46,285	—	—	46,285	—
Total								463,796	—	—	465,590	(1,794)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2022, the total value of these securities amounted to $12,616,398, which represents 3.45% of total net assets.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2022, the total value of these securities amounted to $212,933, which represents 0.06% of total net assets.
(e)	Valuation based on significant unobservable inputs.
Columbia Global Opportunities Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At October 31, 2022, the total market value of these securities amounted to $43,744, which represents 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Ascent Resources, Class B	02/20/2014-03/01/2016	195,286	8,147	43,744
Detsky Mir PJSC	02/08/2017-09/21/2020	290,936	422,858	—
Fix Price Group Ltd., GDR	03/05/2021-03/08/2021	95,918	935,775	—
Lukoil PJSC	01/25/2022-01/26/2022	2,750	225,708	—
Ozon Holdings PLC, ADR	12/17/2020-09/17/2021	12,674	637,448	—
TCS Group Holding PLC, GDR	12/28/2017-04/29/2021	4,834	154,597	—
Yandex NV, Class A	03/22/2017-04/02/2020	12,272	425,484	—
			2,810,017	43,744

(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	Zero coupon bond.
(j)	Represents a security purchased on a when-issued basis.
(k)	The rate shown is the seven-day current annualized yield at October 31, 2022.
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Commodity Strategy Fund, Institutional 3 Class
	13,505,068	—	(11,971,649)	(1,533,419)	—	—	568,771	—	—
Columbia Short-Term Cash Fund, 3.246%
	68,533,408	70,809,362	(62,813,349)	11,542	76,540,963	—	(3,376)	512,355	76,571,591
Total	82,038,476			(1,521,877)	76,540,963	—	565,395	512,355
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
10	Columbia Global Opportunities Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2022 (Unaudited)
Currency Legend  (continued)
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Global Opportunities Fund | First Quarter Report 2022	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT156_07_M01_(12/22)